13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended: June 30,2011

Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       WestEnd Advisors LLC
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC  28211

Form 13F File Number: 28-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                        City     State     and Date of Signing:
Robert L. Pharr                   Charlotte NC         07/21/2011
------------------------------------------------------------------------
Signature                        City     State             Date


Report Type:


[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT



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                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total:  $2,115,019,126.85

List of Other Included Managers:  NONE












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                                                           13F Holdings Report
                                                          AS OF DATE: 6/30/2011

                                                                                          INVESTMENT
          ISSUER         TITLE OF       CUSIP        MKT            SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
           NAME           CLASS         NUMBER       VAL           PRINC AMT       SOLE(A) SHARED MNGRS   SOLE    SHARED    NONE

Amgen, Inc.              COMMON STOCK  031162100  102,318,067.05   1,753,523.00  1,753,523.00  ALL  1,039,342.00  0.00    714,181.00
Amylin
  Pharmaeceuticals Inc.  COMMON STOCK  032346108       62,564.88       4,683.00      4,683.00  ALL      4,683.00  0.00          0.00
Celgene Corp.            COMMON STOCK  151020104  103,119,935.36   1,709,548.00  1,709,548.00  ALL  1,013,157.00  0.00    696,391.00
Bed Bath & Beyond        COMMON STOCK  075896100  104,172,997.37   1,784,701.00  1,784,701.00  ALL  1,058,650.00  0.00    726,051.00
Best Buy Co., Inc.       COMMON STOCK  086516101  100,199,294.92   3,190,044.41  3,190,044.41  ALL  1,896,389.41  0.00  1,293,655.00
Coach, Inc.              COMMON STOCK  189754104  108,811,968.92   1,702,048.63  1,702,048.63  ALL  1,010,095.63  0.00    691,953.00
Ford Mtr Co.             COMMON STOCK  345370860       64,137.29       4,651.00      4,651.00  ALL      4,651.00  0.00          0.00
Johnson Controls, Inc.   COMMON STOCK  478366107  106,305,160.95   2,551,732.14  2,551,732.14  ALL  1,513,626.14  0.00  1,038,106.00
Lowes Cos. Inc.          COMMON STOCK  548661107  100,922,545.23   4,329,581.52  4,329,581.52  ALL  2,566,738.52  0.00  1,762,843.00
Nike, Inc. Class B       COMMON STOCK  654106103  109,778,712.41   1,220,034.59  1,220,034.59  ALL    721,738.59  0.00    498,296.00
Target Corp.             COMMON STOCK  87612E106  102,918,844.20   2,193,963.85  2,193,963.85  ALL  1,298,790.85  0.00    895,173.00
Costco Wholesale         COMMON STOCK  22160K105  103,021,047.61   1,268,107.43  1,268,107.43  ALL    752,314.43  0.00    515,793.00
Bank of America Corp.    COMMON STOCK  060505104       58,022.24       5,294.00      5,294.00  ALL      5,294.00  0.00          0.00
Citigroup Inc. com New   COMMON STOCK  172967424       64,250.52       1,543.00      1,543.00  ALL      1,543.00  0.00          0.00
JPMorgan Chase & Co.     COMMON STOCK  46625h100       65,422.12       1,598.00      1,598.00  ALL      1,598.00  0.00          0.00
Wells Fargo & Co New     COMMON STOCK  949746101       64,004.86       2,281.00      2,281.00  ALL      2,281.00  0.00          0.00
Adobe Systems, Inc.      COMMON STOCK  00724f101  103,999,929.30   3,306,834.00  3,306,834.00  ALL  1,957,737.00  0.00  1,349,097.00
Autodesk, Inc.           COMMON STOCK  052769106  104,735,348.60   2,713,351.00  2,713,351.00  ALL  1,607,704.00  0.00  1,105,647.00
E M C Corp.              COMMON STOCK  268648102  106,129,046.70   3,852,234.00  3,852,234.00  ALL  2,276,157.00  0.00  1,576,077.00
Int'l Business Machines  COMMON STOCK  459200101  103,593,390.71     603,867.04    603,867.04  ALL    357,930.04  0.00    245,937.00
Intel Corp.              COMMON STOCK  458140100  105,377,246.79   4,755,290.92  4,755,290.92  ALL  2,820,748.92  0.00  1,934,542.00
Oracle Corp.             COMMON STOCK  68389X105  105,526,476.12   3,206,517.05  3,206,517.05  ALL  1,900,255.05  0.00  1,306,262.00
Qualcomm, Inc.           COMMON STOCK  747525103  105,019,691.77   1,849,263.81  1,849,263.81  ALL  1,096,092.81  0.00    753,171.00
AT&T, Inc.               COMMON STOCK  00206R102  102,994,432.50   3,279,033.19  3,279,033.19  ALL  1,946,014.19  0.00  1,333,019.00
American Tower           COMMON STOCK  029912201  102,029,946.53   1,949,741.00  1,949,741.00  ALL  1,157,026.00  0.00    792,715.00
Verizon Comm., Inc.      COMMON STOCK  92343v104  103,697,147.52   2,785,311.51  2,785,311.51  ALL  1,652,193.51  0.00  1,133,118.00
ISHARES TR BARCLYS
  1-3YR CR               COMMON STOCK  464288646    1,593,061.24      15,179.24     15,179.24  ALL     11,675.24  0.00      3,504.00
IShares Nasdaq
  Biotechnology          COMMON STOCK  464287556    1,075,194.66      10,080.58     10,080.58  ALL      8,967.58  0.00      1,113.00
International Asia
ex-Japan ETF             COMMON STOCK  464288182    3,561,541.87      57,434.96     57,434.96  ALL     55,284.96  0.00      2,150.00
Ishares Dow Jones
  US Technology Sector   COMMON STOCK  464287721    3,247,934.31      49,952.85     49,952.85  ALL     43,838.85  0.00      6,114.00
Ishares Dow Jones
  US Telecom Sector      COMMON STOCK  464287713    1,536,582.74      61,710.15     61,710.15  ALL     54,503.15  0.00      7,207.00
SPDR Barclays Capital
  High Yield Bond ETF    COMMON STOCK  78464A417      501,629.07      12,472.13     12,472.13  ALL      9,463.13  0.00      3,009.00
SPDR Dow Jones Total
  Market ETF             COMMON STOCK  78464A805      412,414.50       4,160.34      4,160.34  ALL      4,160.34  0.00          0.00
UltraShort Lehman 20+
  Trsy ProShares         COMMON STOCK  74347R297      128,618.77       3,727.00      3,727.00  ALL      3,727.00  0.00          0.00
VANGUARD INDEX FDS
  EXTEND MKT ETF         COMMON STOCK  922908652    5,963,035.17     102,001.97    102,001.97  ALL     98,130.97  0.00      3,871.00
Vanguard Consumer
  Discretionary ETF      COMMON STOCK  92204A108    3,539,717.75      54,115.85     54,115.85  ALL     47,772.85  0.00      6,343.00
Vanguard Consumer
  Staples ETF            COMMON STOCK  92204A207      520,277.60       6,509.98      6,509.98  ALL      5,762.98  0.00        747.00
Vanguard Intl Equity
  Index All World Ex US  COMMON STOCK  922042775    7,305,608.29     146,669.51    146,669.51  ALL    141,244.51  0.00      5,425.00
iShares Investment Grade
  Corp Bond Fund         COMMON STOCK  464287242      583,878.42       5,301.72      5,301.72  ALL      4,194.72  0.00      1,107.00

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